Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)		Jun. 30, 2021 USD ($)		Dec. 31, 2020 CNY (¥)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 306,136		$ 47,414		¥ 348,064		$ 53,343	¥ 175,774
Restricted cash	67,861		10,510		52,199		8,000
Term deposits	4,760		737		47,710		7,312	41,715
Short-term investments	10,230		1,584		5,900		904	37,930
Accounts receivable, net of allowance	135,483		20,984		125,359		19,212	86,200
Prepaid expenses and other current assets	178,467		27,641		163,401		25,039	135,830
Amounts due from related parties, current	22,440		3,476		24,504		3,755	52,611
Held-for-sale asset								356,233
Total current assets	725,377		112,346		767,137		117,565	886,293
Non-current assets
Restricted cash					527		81	20,527
Long-term investments	22,407		3,470		9,051		1,387	29,329
Property and equipment, net	316,875		49,078		350,980		53,790	567,844
Right-of-use assets, net	719,568		111,447		879,348		134,766	1,851,729
Intangible assets, net	23,961		3,711		28,420		4,356	40,105
Goodwill	1,533,485		237,507		1,533,485		235,017	1,533,485
Rental deposit	54,454		8,431		61,170		9,375	98,486
Long-term prepaid expenses	113,176		17,529		113,271		17,360	116,363
Amounts due from related parties, non-current	498		77		297		46	884
Other assets, non-current	194,444		30,116		194,444		29,800	185
Total non-current assets	2,978,868		461,366		3,170,993		485,978	4,258,937
TOTAL ASSETS	3,704,245		573,712		3,938,130		603,543	5,145,230
Current liabilities:
Short-term borrowings (including short-term borrowings of the consolidated VIEs without recourse to the Company	74,908		11,602		49,457		7,580	138,647
Long-term borrowings, current portion (including long-term borrowings, current portion of the consolidated VIEs without recourse to the Company	4,251		658		3,618		554	14,390
Note payable (including Note payable of the consolidated VIEs without recourse to the Company	14,000		2,168		12,105		1,855
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Company	228,148		35,336		272,299		41,732	325,682
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company	215,656		33,401		263,997		40,459	276,577
Amounts due to related parties, current (including amounts due to related parties, current of the consolidated VIEs without recourse to the Company	50,901		7,884		92,737		14,213	43,251
Advance workspace membership fee (including advance workspace membership fee of the consolidated VIEs without recourse to the Company	56,102		8,689		53,667		8,225	99,226
Contract liabilities (including contract liabilities of the consolidated VIEs without recourse to the Company	25,622		3,968		14,833		2,273	23,875
Income taxes payable (including income tax payable of the consolidated VIEs without recourse to the Company	706		109		1,366		209	325
Deferred subsidy income (including deferred subsidiary income of the consolidated VIEs without recourse to the Company	8,570		1,327		9,562		1,465	11,974
Convertible bond (including convertible bond of the consolidated VIEs without recourse to the Company								69,762
Held-for-sale liabilities (including held-for-sale liabilities, current of the consolidated VIEs without recourse to the Company								32,514
Lease liabilities, current (including lease liabilities, current of the consolidated VIEs without recourse to the Company	329,096		50,970		365,049		55,946	589,467
Total current liabilities	1,007,960		156,112		1,138,690		174,511	1,625,690
Non-current liabilities:
Long-term borrowings (including long-term borrowings of the consolidated VIEs without recourse to the Company	12,800		1,982		15,242		2,336	5,000
Refundable deposits from members, non-current (including refundable deposits from members, non-current of the consolidated VIEs without recourse to the Company	21,095		3,267		16,477		2,525	14,308
Deferred tax liabilities (including deferred tax liability of the consolidated VIEs without recourse to the Company	1,101		171		1,543		236	2,427
Lease liabilities, non-current (including lease liabilities, non-current of the consolidated VIEs without recourse to the Company	448,329		69,437		580,562		88,975	1,393,691
Total non-current liabilities	521,681		80,797		613,824		94,072	1,415,426
TOTAL LIABILITIES	1,529,641		236,909		1,752,514		268,583	3,041,116
Commitments and contingencies (Note
SHAREHOLDERS’ EQUITY
Additional paid-in capital	4,514,146	[1]	699,152	[1]	4,230,656	[1]	648,376	3,645,669
Statutory reserves	5,065		784		5,065		776	3,827
Accumulated deficit	(2,538,327)		(393,137)		(2,240,205)		(343,326)	(1,750,475)
Accumulated other comprehensive (loss) income	2,709		420		4,742		727	(926)
Total Ucommune International Ltd. shareholders’ equity	1,983,653		307,228		2,000,313		306,561	1,898,139
Noncontrolling interests	190,951		29,575		185,303		28,399	205,975
TOTAL EQUITY	2,174,604		336,803		2,185,616		334,960	2,104,114
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,704,245		573,712		3,938,130		603,543	5,145,230
Non-current liabilities:
Warrant liability	38,356		5,940
Common Class A
SHAREHOLDERS’ EQUITY
Class A ordinary shares	54	[1]	8	[1]	49	[1]	7	44
Class B ordinary shares	54	[1]	8	[1]	49	[1]	7	44
Common Class B
SHAREHOLDERS’ EQUITY
Class A ordinary shares	6	[1]	1	[1]	6	[1]	1
Class B ordinary shares	¥ 6	[1]	$ 1	[1]	¥ 6	[1]	$ 1

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a)